CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net Profit (loss)	$ 68,270	$ (75,548)	$ (133,805)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	2,323	2,131	1,788
Share-based compensation expense	39,345	39,158	44,960
Commercial agreement asset amortization	65,996	148,594	150,451
Intangible assets amortization	18,660	18,812	20,434
Unrealized loss (gain) on foreign currency	(10,982)	4,468	(1,901)
Changes in accrued interest and exchange rate on short-term deposits	(3,146)	(1,329)	(416)
Changes in accrued interest and exchange rate on long-term deposits	0	200	(255)
Changes in operating assets and liabilities:
Increase in accounts receivable	(14,374)	(13,330)	(11,417)
Increase in prepaid expenses and other assets	(35,994)	(18,019)	(11,735)
Increase in funds receivable	(6,714)	(3,205)	(11,074)
Decrease (increase) in other assets, noncurrent	(391)	551	(339)
Increase in funds payable to customers	58,667	11,752	33,107
Decrease in operating lease ROU assets	3,976	3,691	3,230
Increase in deferred contract acquisition costs	(688)	(1,382)	(1,207)
Increase (decrease) in accounts payable (including an increase of related party payables of $711, $19,706, $8,348 for the years ended December 31, 2023, 2024 and 2025, respectively)	11,979	28,617	(1,277)
Increase in accrued expenses and other liabilities (including an increase of related party payables of $1,173, $3,387, $4,564 for the years ended December 31, 2023, 2024 and 2025, respectively)	88,689	34,272	30,625
Increase (decrease) in deferred taxes	(436)	(6,507)	120
Decrease in operating lease liabilities	(1,398)	(3,533)	(3,067)
Net cash provided by operating activities	283,782	169,393	108,222
Cash flows from investing activities:
Investment in marketable securities	(39,502)	(21,128)	(3,728)
Proceeds from marketable securities	3,950	4,988	671
Purchases of short-term and long-term investments	(5,136)	0	0
Purchases of short-term and long-term deposits	(417,478)	(266,213)	(175,319)
Proceeds from short-term and long-term deposits	301,316	180,572	125,078
Investment in joint ventures	(3,000)	(1,000)
Purchases of property and equipment	(3,099)	(2,335)	(1,741)
Payments for business combinations, net of cash acquired	(17,757)	0	0
Net cash used in investing activities	(180,706)	(105,116)	(55,039)
Cash flows from financing activities:
Proceeds from exercise of share options	1,392	3,271	1,969
Proceeds from repurchases of shares	(72,217)	0	0
Proceeds from exercise of warrants to Ordinary Shares	0	5	22
Net cash provided by financing activities	(70,825)	3,276	1,991
Exchange rate differences on balances of cash, cash equivalents and restricted cash	10,982	(4,468)	1,901
Net increase in cash, cash equivalents, and restricted cash	43,233	63,085	57,075
Cash and cash equivalents and restricted cash—beginning of period	331,682	268,597	211,522
Cash and cash equivalents and restricted cash—end of period	374,915	331,682	268,597
Supplemental disclosures of noncash investing and financing activities:
ROU assets and lease liabilities created during the period	44	5,068	6,565
Recognition of Commercial agreement asset	$ 0	$ 22,400	$ 60,206